Revenue from Contracts with Customers - Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subscription Revenue
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction price allocated to unsatisfied performance obligations	₩ 8,742	₩ 12,017
Royalties and Licensing Fees
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction price allocated to unsatisfied performance obligations	1,403	7,223
Website and Application Development
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction price allocated to unsatisfied performance obligations	₩ 701	₩ 834